RIGHT-OF-USE ASSETS (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022
Right-of-use Assets
Weighted average incremental borrowing rate	2.50%	2.50%	2.50%	2.50%
Weighted average remaining life	3 years	3 years
Right of use of assets	$ 2,718,569	$ 3,684,205	$ 4,806,881
Operating lease liability		$ 3,757,808	$ 4,806,881